EQUITY	9 Months Ended
Sep. 30, 2013
Equity [Abstract]
Equity
NOTE 7 – Equity:

Accumulated other comprehensive loss

The following table provides details about reclassifications out of accumulated other comprehensive loss to the statement of income (loss):

Details about Accumulated Other Comprehensive Loss Components	Three months ended September 30, 2013	Nine months ended September 30, 2013	Affected Line Item in the Statement of Income (Loss)
	U.S. $ in millions
Currency translation adjustment	$-	$17	Financial expenses – net
Loss on defined benefit plans	16	17	Various *
Gains on marketable securities	(6)	(6)	Financial expenses – net
Loss on derivative financial instruments	-	5	Net revenues
	10	33
Tax adjustment	(4)	2	Income taxes
Total reclassifications for the period	$6	$35

* Affected mostly general and administrative expenses, as well as cost of sales, research and development expenses, and selling and marketing expenses.

Share repurchase program

In December 2011, Teva's board of directors authorized the Company to repurchase up to an aggregate of $3 billion of its ordinary shares and American depository shares, of which, as of September 30, 2013, $1.33 billion remains available for repurchases. This repurchase authorization has no time limit. Repurchases may be commenced or suspended at any time or from time to time.

The following table summarizes the shares which were repurchased and the amount Teva spent on these repurchases:

	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
	in millions
Amount spent on shares repurchased	$—	$—	$497	$667
Number of shares repurchased	—	—	12.8	15.4